Fees Summary	Aug. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,030,000
Previously Paid Amount	0.00
Total Fee Amount	742.43
Total Offset Amount	0.00
Net Fee	742.43
Narrative - Max Aggregate Offering Price	$ 5,030,000
Final Prospectus	true